financing costs (Tables)	6 Months Ended
Jun. 30, 2025
financing costs
Schedule of financing costs

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Interest expense
From transactions that only involve the raising of finance
Long-term debt, excluding lease liabilities and other (secured)
Gross	$306	$294	$590	$589
Capitalized [1] (Note 17, 18(a))	—	(4)	(9)	(4)
Net	306	290	581	585

Short-term borrowings and other	12	9	29	10
	318	299	610	595
From transactions that do not only involve the raising of finance
Long-term debt – lease liabilities (Note 19, 26(i))	42	40	83	80
Long-term debt – other (secured) (Note 26(h))	8	4	14	6
Employee defined benefit plans net interest (Note 15)	3	2	6	4
Accretion on provisions (Note 25)	7	7	14	15
	60	53	117	105
	378	352	727	700
Other
Foreign exchange	12	3	12	(6)
Unrealized changes in virtual power purchase agreements forward element (Note 2(a))	—	37	—	103
	390	392	739	797
Interest income	(17)	(10)	(22)	(21)
	$373	$382	$717	$776

Net interest cost (Note 3)			$720	$673
Interest expense on long-term debt, excluding lease liabilities and other – capitalized [1]			(9)	(4)
Employee defined benefit plans net interest			6	4
Unrealized changes in virtual power purchase agreements forward element			—	103
			$717	$776

1	Interest on long-term debt, excluding lease liabilities, at a composite rate of 5.3% (2024 – 3.1%) was capitalized to property, plant and equipment assets under construction and to intangible assets with indefinite lives during the period.